Note 19 - Fair Value of Financial Instruments and Fair Value Measurements (Details) - Fair Value Measurement Using Significant Unobservable Inputs - Available-for-sale Securities [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, Beginning	$ 948,390	$ 941,265	$ 1,138,238
Transfers into Level 3	0	0
Transfers out of Level 3	0		(41,908)
Securities Purchased During the Year	0	0	0
Securities Called During the Year	0	0
Loss on OTTI Impairment Included in Noninterest Income	0		(366,623)
Unrealized Gains(Losses) Included in Other Comprehensive Income	(18,079)	7,125	211,558
Balance, Ending	$ 930,311	$ 948,390	$ 941,265